Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue earned
Revenue
Operating Expenses
Officer and director compensation	40,000	40,000	80,000	130,000
Salaries	30,000
Consulting services	50,000	124,800	124,800	221,900
Professional services	12,000	200	500
Selling, general and administrative	18,440	263	2,344	6,934
Total operating expenses	150,440	145,263	207,644	358,834
Loss from operations	(150,440)	(145,263)	(207,644)	(358,834)
Other income (expenses)
Interest income	647
Interest expense	(12,748)	(6,781)	(14,011)	(1,320)
Loss on issuance of convertible notes	(1,010,766)	(249,600)	(309,250)	(124,800)
Amortization of debt discounts	(170,285)	(28,595)	(239,180)	(17,380)
Total other income and (expenses)	(1,193,152)	(281,361)	(562,441)	(159,350)
Loss before provision for income taxes	(1,343,592)	(426,624)	(770,085)	(518,184)
Provision for income taxes
Net loss	$ (1,343,592)	$ (426,624)	$ (770,085)	$ (518,184)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic and diluted	12,189,293,609	12,189,293,609	12,189,293,609	12,110,960,276